Independent Bank Corporation (Parent Company Only) Financial Information - Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING INCOME
Interest income	$ 239,677	$ 169,008	$ 138,080
OPERATING EXPENSES
Interest Expense	83,348	19,447	8,315
Income tax benefit	14,609	14,437	14,418
Net Income	59,067	63,351	62,895
Parent Company
OPERATING INCOME
Dividends from subsidiary	24,000	30,000	32,000
Interest income	1,317	199	55
Other income	96	54	33
Total Operating Income	25,413	30,253	32,088
OPERATING EXPENSES
Interest Expense	5,726	4,311	3,625
Administrative and other expenses	1,134	892	787
Total Operating Expenses	6,860	5,203	4,412
Income Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	18,553	25,050	27,676
Income tax benefit	(1,215)	(1,108)	(1,048)
Income Before Equity in Undistributed Net Income of Subsidiaries	19,768	26,158	28,724
Equity in undistributed net income of subsidiaries	39,299	37,193	34,171
Net Income	$ 59,067	$ 63,351	$ 62,895